Restatement of previously issued consolidated financial statements - Consolidated profit or loss and comprehensive income/(loss) (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands			12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 18, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME/(LOSS)
Revenue		¥ 80,035	¥ 2,260,505
Operating expenses
Salaries, wages and benefits		(79,215)	(1,186,715)
Supplies and purchased medical services		(18,241)
Depreciation and amortization		(14,931)
Lease and rental expenses		(739)
Impairment of trade receivables		(528)
Other operating expenses		(165,776)
Loss from operations		(199,395)
Other income and expenses
Finance income		779
Finance costs	¥ (29,503)	(29,503)	(263,810)
Foreign exchange losses		(2,641)
Change in fair value of warrant liabilities		(7,592)
Other (loss)/income, net		(5,798)
Loss before income tax		(244,150)
Income tax (expense)/benefit		6,261	(27,708)	¥ (68,424)	¥ (59,749)
Loss for the period		(237,889)	(531,854)
Attributable to:
Owners of the parent		(236,497)
Non-controlling interests		(1,392)
Loss for the period		¥ (237,889)	(531,854)
Loss per share attributed to ordinary equity holders of the parent
Basic		¥ (1.80)
Diluted		¥ (1.80)
Loss for the period		¥ (237,889)	(531,854)
Other comprehensive income/(loss) that may be reclassified to profit or loss in subsequent periods, net of tax:
Exchange differences on translation of foreign operations		2,811	61,914
Other comprehensive income/(loss) for the period, net of tax		2,811
Total comprehensive income/(loss) for the year		(235,078)	(469,940)
Attributable to:
Owners of the parent		(233,686)
Non-controlling interests		(1,392)
Total comprehensive income/(loss) for the year		(235,078)	¥ (469,940)
As previously reported
CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME/(LOSS)
Revenue		80,035
Operating expenses
Salaries, wages and benefits		(79,215)
Supplies and purchased medical services		(18,241)
Depreciation and amortization		(14,931)
Lease and rental expenses		(739)
Impairment of trade receivables		(528)
Other operating expenses		(165,776)
Loss from operations		(199,395)
Other income and expenses
Finance income		779
Finance costs		(29,503)
Foreign exchange losses		(2,641)
Other (loss)/income, net		(5,798)
Loss before income tax		(236,558)
Income tax (expense)/benefit		6,261
Loss for the period		(230,297)
Attributable to:
Owners of the parent		(228,905)
Non-controlling interests		(1,392)
Loss for the period		¥ (230,297)
Loss per share attributed to ordinary equity holders of the parent
Basic		¥ (1.74)
Diluted		¥ (1.74)
Loss for the period		¥ (230,297)
Other comprehensive income/(loss) that may be reclassified to profit or loss in subsequent periods, net of tax:
Exchange differences on translation of foreign operations		1,909
Other comprehensive income/(loss) for the period, net of tax		1,909
Total comprehensive income/(loss) for the year		(228,388)
Attributable to:
Owners of the parent		(226,996)
Non-controlling interests		(1,392)
Total comprehensive income/(loss) for the year		(228,388)
Adjustments
Other income and expenses
Change in fair value of warrant liabilities		(7,592)
Loss before income tax		(7,592)
Loss for the period		(7,592)
Attributable to:
Owners of the parent		(7,592)
Loss for the period		¥ (7,592)
Loss per share attributed to ordinary equity holders of the parent
Basic		¥ (0.06)
Diluted		¥ (0.06)
Loss for the period		¥ (7,592)
Other comprehensive income/(loss) that may be reclassified to profit or loss in subsequent periods, net of tax:
Exchange differences on translation of foreign operations		902
Other comprehensive income/(loss) for the period, net of tax		902
Total comprehensive income/(loss) for the year		(6,690)
Attributable to:
Owners of the parent		(6,690)
Total comprehensive income/(loss) for the year		¥ (6,690)